Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 15 — INCOME TAXES

Taxes payable consisted of the following:

	December 31, 2019	December 31, 2018
Income tax payable	$6,550,713	$5,763,945
Value added tax payable	2,973,549	2,024,902
Business tax payable	856,220	878,133
Other taxes payable	535,001	418,766
Total taxes payable	$10,915,483	$9,085,746

The total amount of unpaid tax liabilities was accrued based on the calculation using the current prevailing tax rates without including potential interest and penalties because management cannot be certain as to how much interest and penalties would be assessed, if any. Those potential interest and penalty liabilities are contingent upon the outcome of tax settlements and management estimates that the potential contingent loss related to potential interest and penalties could be Nil or as high as $2.0 million based on rates stipulated by the tax authority. Due to uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with the interest and penalties on these unpaid tax balances. The final outcome of this tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of the statute of limitations. As the ongoing settlement discussions continue, management believes that it is more likely than not that the Company will not have to pay any interest and penalties associated with the unpaid taxes.

BVI

Hebron Technology and Nisun BVI were incorporated in the BVI and are not subject to income taxes under the current laws of the BVI.

Hong Kong

HK Xibolun and Nisun HK are the companies registered in Hong Kong and subject to corporate income tax at 17.5% if revenue is generated in Hong Kong. No revenue was generated in Hong Kong for the years ended December 31, 2019, 2018 and 2017.

PRC

Under the PRC Enterprise Income Tax Law (the "EIT Law"), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Starting from the year ended December 31, 2018, Xibolun Automation is recognized as a High-technology Company by the Chinese government and is subject to a favorable income tax rate of 15%. Hengpu is also qualified as a High-technology Company and subject to a favorable income tax rate of 15%. Both Xibolun Automation and Hengpen's High-technology certificates are valid for three years starting from November 2018 and subject to renewal. In accordance with the implementation rules of the Income Tax Law of the PRC, for the enterprises newly established in the Horgos Development Zone within the scope of "preferential catalogue of income tax for key industries encouraged to develop in Xinjiang's difficult areas", the enterprise income tax shall be exempt for five years from the tax year of the first production and operations income. Khorgos is established in the Horgos Development Zone and its income tax is eligible to be exempt for five years starting from 2019. The rest of the Group's subsidiaries, VIEs and VIEs' subsidiaries are subject to corporate income tax at the PRC unified rate of 25%.

i)	The components of the income tax provision (benefit) are as follows:

	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
Current tax provision	$860,730	$820,886	$2,024,388
Current tax recovery	-	-	(4,974,763)
Deferred tax provision (benefit)	(418,131)	(1,471,938)	11,526
Total	$442,599	$(651,052)	$(2,938,849)

ii)	The following table summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	December 31, 2019	December 31, 2018
Deferred tax assets
Provision for doubtful accounts	$1,988,132	$1,648,967
Operating loss carryforwards	1,361,918	-
Total deferred tax assets	3,350,050	1,648,967
Less : valuation allowance	(1,341,877)	-
Net deferred tax assets	$2,008,173	$1,648,967

	December 31, 2019	December 31, 2018

Deferred tax liabilities
Intangible assets acquired from business combinations	$805,826	$-
Total deferred tax liabilities	$805,826	$-

The change in valuation allowance for the year ended December 31, 2019, 2018 and 2017 amounted to $1,341,877, nil and nil, respectively.

The following table reconciles the China statutory rates to the Group's effective tax rate for the years ended December 31, 2019, 2018 and 2017.

	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
China Income tax statutory rate	25.0%	25.0%	25.0%
Effect of favorable income tax rates*	(12.9)%	4.0%	-
Non-deductible items in China and others	0.2%	0.1%	2.3%
Foreign loss not recognized in China	2.9%	9.7%	69.0%
Effect of tax reversal for previous years	-%	--%	(166.3)%
Effective tax rate	13.9%	(11.2)%	(70.0)%

* Xibolun Automation is subject to an income tax rate of 15% starting from fiscal 2018 and Khorgos is established in the Horgos Development Zone and its income is exempt from income tax for five years starting from 2019.

The Group continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of December 31, 2019, the tax years ended December 31, 2017 through December 31, 2019 for the Group's PRC subsidiaries remain open for statutory examination by PRC tax authorities.